Collaborations	12 Months Ended
Dec. 31, 2011
Collaborations [Text Block]

16. Collaborations

(a) AMAG Pharmaceuticals, Inc. (“AMAG”)

During the year ended December 31, 2008, the Company entered into a development and commercialization agreement with AMAG for ferumoxytol, an intravenous iron replacement therapeutic agent being developed to treat iron deficiency anemia in chronic kidney disease (“CKD”) patients.

Under the terms of the agreement, AMAG grants the Company exclusive rights to develop and commercialize ferumoxytol in the PRC, initially for CKD, and with an option to explore into further co-development indications. The Company is responsible for the clinical development, registration, and commercialization of ferumoxytol in the PRC. The agreement has an initial duration of thirteen years and will be automatically renewed for a set term if minimum sales thresholds are achieved. AMAG will retain all manufacturing rights for ferumoxytol and will provide, under a separate agreement, commercial supply to the Company at a predetermined supply price.

In 2008, the Company paid a non-refundable payment of US$1,000,000 to AMAG for the licensing right to commercialize and market ferumoxytol in the PRC which was immediately expensed as it had no other alternative use. The Company is required to make milestone payments of US$1,500,000 upon obtaining the regulatory approval from the China State Food and Drug Administration (“SFDA”) for the commercialization and marketing of ferumoxytol within the PRC and upon any other co-developed indications being approved by the SFDA for their commercialization and marketing within the PRC. The Company is also required to pay a royalty fees based on the future sales of ferumoxytol.

In January 2010, the Company submitted an application for a registration clinical trial to SFDA in the PRC for ferumoxytol.

(b) APGC

In March 2010, the Group entered into a strategic alliance with APGC, a Hong Kong based therapeutic research company, to research, develop and commercialize best-in-class targeted cancer therapeutics focusing on programmed cell death, or apoptosis. Apoptosis targeted small molecules have the potential to play a key role in the next generation of highly effective targeted cancer drugs. The arrangement also involves Ascentage SH, a PRC domestic company under common control with APGC (Note 7).

Under the terms of the agreements between the Group and APGC, and the Group and Ascentage SH, the Group paid consideration of RMB17,000,000 (US$2,526,000) in funding APGC apoptosis related R&D programs (“APGC R&D programs”). A joint steering committee with members from the Group and APGC has also been set up to monitor the progress of the APGC R&D programs. In return, the Group has been granted the exclusive right in mainland China to develop and commercialize the cancer therapeutics that are developed through APGC R&D programs, while APGC will retain the rights in Hong Kong, Taiwan and Macau. RMB5,000,000 and RMB11,000,000 (US$1,748,000) of the RMB17,000,000 prepayment has been utilized and expensed as R&D costs as of December 31, 2010 and 2011, respectively. The Group may be required to pay future milestone payments and royalty payments to APGC after the commercialization of apoptosis. Such terms are still under negotiation.

As of December 31, 2011, the Group has determined that APGC and Ascentage SH are VIEs but the Group is not the primary beneficiary as the Group does not have the power to direct or control the operational activities that most significantly impact the economic performance of the VIEs. As such, the Group accounts for their investment in APGC and Ascentage SH as equity method investments. As required by ASC 810-10, the Group will continually assess whether it is the primary beneficiary of APGC and Ascentage SH.

A tabular comparison of the carrying amount of the Group’s investment in both APGC and Ascentage SH, by category, as at December 31, 2011 and the maximum exposure to loss, is listed below:

	Carrying value of investment in VIE			Maximum
	Equity	R&D		exposure to
	investment	prepayment	Total	loss
	RMB ’000	RMB ’000	RMB ’000	RMB ’000
APGC	-	1,000	1,000	1,000
Ascentage SH	2,245	5,000	7,245	7,245

As APGC and Ascentage SH are both incorporated as limited liability companies, the Group’s maximum loss is limited to its investment cost as the Group is not obligated to fund losses of APGC and Ascentage SH.

(c) Isotechnika

In August 2010, the Group entered into a licensing, development and commercialization agreement with Isotechnika, a Canada-based company focused on the discovery and development of immune modulating therapeutics, for voclosporin, a next generation calcineurin inhibitor being developed for use in the prevention of organ rejection following transplantation and the treatment of autoimmune diseases.

Under the terms of the agreement, the Group obtained exclusive rights to all transplant and autoimmune indications of voclosporin, exclusive of ophthalmic indications and medical devices which were previously licensed to others, in the greater PRC, including Hong Kong and Taiwan. Under a separate commercial supply agreement, Isotechnika will provide supply to the Group on a cost-plus basis.

The Group made an upfront non-refundable licensing payment of US$1,500,000 in December 2010 and may be required to pay milestone payments when certain criteria are met, as well as ongoing royalties based on sales of voclosporin. The upfront licensing payment was expensed as R&D costs for the year ended December 31, 2010 as it was determined that it had no alternative use.